Financial instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 22, 2023	Jun. 30, 2023
Financial instruments [Abstract]
Ordinary shares, no par value (in Shares)	1,330,000
Pre-Funded warrants (in Shares)	1,670,000
Exercise price (in Dollars per share)	$ 0.0001
Warrants (in Shares)	3,000,000
Issuance at exercise price (in Dollars per share)	$ 1.5
Gross proceeds	$ 4,500
Issuance expense	$ 455
Immediate loss		$ 1,659
Pre- funded warrant liability		$ 4,500